Financial instruments with preferred rights - Summary of Movements of Financial Instruments with Preferred Rights (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial instruments [Abstract]
Beginning Balance	¥ 2,106,334		¥ 1,320,712	¥ 1,018,019
Issuance of Series C preferred shares				60,000
Repurchase of Series A-1, A-2, B preferred shares			(48,105)
Issuance of Series C-2 preferred shares			105,325
Issuance of Series D preferred shares			351,243
Issuance of Series D Two Preferred Shares	70,026
Changes in fair value recognized in profit or loss	2,823,370	$ 432,700	333,401	233,632
Changes in fair value due to own credit risk recognized in OCI	(72)	$ (11)	(17,299)	(9,061)
Conversion into ordinary shares	(4,999,811)
Other loss	9		26,542
Exchange differences			(83)
Ending balance	¥ 0		¥ 2,106,334	¥ 1,320,712